Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) shares in Thousands, $ in Thousands, $ in Thousands	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares		Common Stock [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] USD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022 | $		$ 3				$ 8,101		$ (13,066)				$ (4,962)		$ (37)		$ (4,999)
Balance, shares at Dec. 31, 2022 | shares	3,543	3,543		8,159
Net loss | $								(3,969)				(3,969)		(30)		(3,999)
Balance at Jun. 30, 2023 | $		$ 3				8,101		(17,035)				(8,931)		(67)		(8,998)
Balance, shares at Jun. 30, 2023 | shares	3,543	3,543		8,159
Balance at Dec. 31, 2023 | $		$ 4				18,663		(25,893)		(117)		(7,343)		(79)		(7,422)
Balance, shares at Dec. 31, 2023 | shares	3,543	3,543		12,571
Net loss								(13,530)		37		(13,493)		(12)	$ (9,965)	(13,505)
Conversion of convertible loan from third parties | $			[1]			372						372				372
Conversion of convertible loan from third parties, shares | shares				68
Share-based compensation | $		$ 1				9,863						9,864				9,864
Share-based compensation, shares | shares				1,500
Issuance of new Class A Shares | $		$ 1				13,810						13,811				13,811
Issuance of new Class A Shares, shares | shares				3,200
Balance at Jun. 30, 2024	$ 4	$ 6			$ 31,514	$ 42,708	$ (29,089)	$ (39,423)	$ (59)	$ (80)	$ 2,370	$ 3,211	$ (67)	$ (91)	$ 2,303	$ 3,120
Balance, shares at Jun. 30, 2024 | shares	3,543	3,543		17,339

[1]	Amount less than S$1,000.